United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       8/10/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 105
Form 13F Information Table Value Total: 150,446
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                                     VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------                -------------    --------  ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                            Common Stock     G1151C101      552     14,275SH     SOLE                 14,275
Bunge Limited                            Common Stock     G16962105      446      9,075SH     SOLE                  9,075
UTI Worldwide Inc                        Common Stock     G87210103      124     10,000SH     SOLE                 10,000
Noble Drilling Corp                      Common Stock     H5833N103      355     11,500SH     SOLE                 11,500
Teekay LNG Partners                      PRTNRSP UNITS    Y8564M105      538     18,081SH     SOLE                 18,081
AT&T Inc                                 Common Stock     00206R102      308     12,746SH     SOLE                 12,746
Abbott Laboratories                      Common Stock     002824100      527     11,275SH     SOLE                 11,275
America Movil Sa L Adr                   SPON ADR L SHS   02364W105      539     11,350SH     SOLE                 11,350
American Tower Corp Cl A                 Common Stock     029912201      594     13,350SH     SOLE                 13,350
Apache Corp                              Common Stock     037411105      709      8,418SH     SOLE                  8,418
Apple Computer Inc                       Common Stock     037833100      844      3,355SH     SOLE                  3,355
Berkshire Hathaway Cl A                  CL A             084670108   94,080        784SH     SOLE                    784
Berkshire Hathaway Cl B                  CL B             084670207      987     12,388SH     SOLE                 12,388
Blackstone Group Lp                      Com Unit Ltd     09253U108      108     11,250SH     SOLE                 11,250
CH Robinson Worldwide Inc                Common Stock     12541W209      690     12,400SH     SOLE                 12,400
CNOOC Ltd                                Sponsored ADR     126132109     518      3,046SH     SOLE                  3,046
CVS Corp                                 Common Stock      126650100     461     15,725SH     SOLE                 15,725
Carnival Corp                            Common Stock      143658300     214      7,089SH     SOLE                  7,089
Celgene Corp                             Common Stock      151020104     751     14,775SH     SOLE                 14,775
ChevronTexaco Corp.                      Common Stock      166764100     452      6,658SH     SOLE                  6,658
Cisco Systems Inc                        Common Stock     17275R102      783     36,755SH     SOLE                 36,755
Clorox Co                                Common Stock      189054109     379      6,100SH     SOLE                  6,100
Coach Inc                                Common Stock      189754104     260      7,125SH     SOLE                  7,125
ConocoPhillips                           Common Stock     20825C104      360      7,325SH     SOLE                  7,325
Corning Inc                              Common Stock      219350105     582     36,024SH     SOLE                 36,024
Costco Wholesale Corporation             Common Stock     22160K105      484      8,825SH     SOLE                  8,825
Danaher Corp                             Common Stock      235851102     818     22,050SH     SOLE                 22,050
Devon Energy Corp                        Common Stock     25179M103      300      4,932SH     SOLE                  4,932
Dominion Resources Inc                   Common Stock     25746U109      298      7,700SH     SOLE                  7,700
Duke Energy Corp.                        Common Stock     26441C105      173     10,816SH     SOLE                 10,816
EMC Corp                                 Common Stock      268648102     546     29,856SH     SOLE                 29,856
Ensco International PLC                  Common Stock     29358Q109      393     10,000SH     SOLE                 10,000
Enterprise Products Partners             Unit Ltd Partn    293792107   1,294     36,575SH     SOLE                 36,575
Exxon Mobil Corporation                  Common Stock     30231G102    1,163     20,387SH     SOLE                 20,387
FedEx Corp                               Common Stock     31428X106      413      5,887SH     SOLE                  5,887
Fluor Corp                               Common Stock      343412102     447     10,525SH     SOLE                 10,525
General Electric Co                      Common Stock      369604103     501     34,775SH     SOLE                 34,775
Gilead Sciences Inc                      Common Stock      375558103     699     20,400SH     SOLE                 20,400
Goldman Sachs Group Inc                  Common Stock     38141G104      625      4,760SH     SOLE                  4,760
HSBC PLC Spon ADR                        SPON ADR NEW      404280406     314      6,884SH     SOLE                  6,884
Hewlett-Packard Co                       Common Stock      428236103     570     13,173SH     SOLE                 13,173
Icici Bank Ltd Adr                       ADR              45104G104      327      9,047SH     SOLE                  9,047
Infosys Technologies Ltd                 Sponsored ADR     456788108     595      9,924SH     SOLE                  9,924
Intel Corp                               Common Stock      458140100     466     23,975SH     SOLE                 23,975
International Business Machines Corp     Common Stock      459200101     587      4,750SH     SOLE                  4,750
iShares TIPS Bond Fund                   Barclys TIPS BD   464287176     636      5,945SH     SOLE                  5,945
iShares Barclays Aggregate Bond Fund     Barclys USAGG B   464287226     205      1,913SH     SOLE                  1,913
iShares MSCI Emerging Markets Index Fund MSCI Emerg Mkt    464287234     635     17,010SH     SOLE                 17,010
iShares MSCI EAFE Index Fund             MSCI EAFE IDX     464287465     372      8,000SH     SOLE                  8,000
iShares S&P Smallcap 600                 S&P Smlcap 600    464287804     917     16,945SH     SOLE                 16,945
Itau UniBanco Multiplo ADR               SPONS ADR         465562106     977     54,274SH     SOLE                 54,274
J.P. Morgan Chase & Co                   Common Stock     46625H100      810     22,116SH     SOLE                 22,116
Johnson & Johnson                        Common Stock      478160104     771     13,050SH     SOLE                 13,050
Kinder Morgan Energy Partners LP         UT LTD Partner    494550106     433      6,650SH     SOLE                  6,650
L-3 Communications Holdings Inc          Common Stock      502424104     733     10,350SH     SOLE                 10,350
Lowes Companies Inc                      Common Stock      548661107     406     19,875SH     SOLE                 19,875
Merck & Co Inc                           Common Stock     58933Y105      204      5,825SH     SOLE                  5,825
Metlife Inc                              Common Stock     59156R108      376      9,951SH     SOLE                  9,951
Mettler Toledo Intl Inc                  Common Stock      592688105     631      5,652SH     SOLE                  5,652
Microsoft Corp.                          Common Stock      594918104     506  22,006.88SH     SOLE              22,006.88
Newfield Exploration Co                  Common Stock      651290108     304      6,225SH     SOLE                  6,225
Nike Inc                                 Common Stock      654106103     831     12,300SH     SOLE                 12,300
Nobel Learning Communities Inc           Common Stock      654889104     129     21,907SH     SOLE                 21,907
Noble Energy Inc                         Common Stock      655044105     526      8,725SH     SOLE                  8,725
Norfolk Southern Corp                    Common Stock      655844108     265      5,000SH     SOLE                  5,000
Oneok Partners LP                        Unit Ltd Partn   68268N103      695     10,813SH     SOLE                 10,813
Oracle Corp                              Common Stock     68389X105      300     13,975SH     SOLE                 13,975
Pepsico Inc.                             Common Stock      713448108     469      7,700SH     SOLE                  7,700
Petroleo Brasileiro Adr                  Sponsored ADR    71654V408      587     17,110SH     SOLE                 17,110
Plains All American Pipeline LP          Unit Ltd Partn    726503105     294      5,000SH     SOLE                  5,000
Plains Exploration & Production Co       Common Stock      726505100     207     10,050SH     SOLE                 10,050
Potash Corp of Saskatchewan Inc          Common Stock     73755L107      219      2,534SH     SOLE                  2,534
Powershs Water Resources Ptf             Water Resource   73935X575      197     13,075SH     SOLE                 13,075
PowerShares MENA                         MENA Frntr ETF   73936Q603      434     36,642SH     SOLE                 36,642
Praxair Inc                              Common Stock     74005P104    1,311     17,250SH     SOLE                 17,250
Precision Castparts Corp                 Common Stock      740189105     574      5,575SH     SOLE                  5,575
Procter & Gamble Co.                     Common Stock      742718109     986     16,442SH     SOLE                 16,442
Prudential Financial Inc                 Common Stock      744320102     534      9,950SH     SOLE                  9,950
Qualcomm Inc                             Common Stock      747525103     878     26,750SH     SOLE                 26,750
Rydex S&P Equal Weight ETF               S&P 500 Eq TRD   78355W106      435     11,500SH     SOLE                 11,500
S&P DEP Receipts                         Unit SER 1       78462F103      778      7,540SH     SOLE                  7,540
SPDR Gold Trust                          Gold SHS         78463V107      402      3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-Protected B DB INT GVT ETF   78464A490      467      9,000SH     SOLE                  9,000
Sandisk Corp                             Common Stock     80004C101      238      5,650SH     SOLE                  5,650
Schlumberger Ltd                         Common Stock      806857108   1,141     20,625SH     SOLE                 20,625
J M Smuckers Co                          Common Stock      832696405     351      5,827SH     SOLE                  5,827
Starbucks Corp                           Common Stock      855244109     212      8,725SH     SOLE                  8,725
Symantec Corp                            Common Stock      871503108     194     14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD SPON ADR Sponsored ADR     874039100     267     27,391SH     SOLE                 27,391
Take Two Interactive Software Inc        Common Stock      874054109     135     15,000SH     SOLE                 15,000
Target Corporation                       Common Stock     87612E106      746     15,175SH     SOLE                 15,175
Tata Motors LTD                          Sponsored ADR     876568502     395     22,953SH     SOLE                 22,953
Teva Pharmaceutical Ind                  ADR               881624209   1,660     31,932SH     SOLE                 31,932
Textron Incorporated                     Common Stock      883203101     207     12,200SH     SOLE                 12,200
Thermo Fisher Scientific                 Common Stock      883556102     744     15,175SH     SOLE                 15,175
Thoratec Corp                            Common Stock      885175307   1,846     43,200SH     SOLE                 43,200
3M Company                               Common Stock     88579Y101      399      5,050SH     SOLE                  5,050
Union Pacific Corp                       Common Stock      907818108     582      8,375SH     SOLE                  8,375
Vale S.A.                                ADR              91912E105      533     21,905SH     SOLE                 21,905
Varian Medical Systems Inc               Common Stock     92220P105      744     14,225SH     SOLE                 14,225
Visa Inc.                                Common Stock     92826C839      640      9,044SH     SOLE                  9,044
Vodafone Group PLC                       Spons ADR New    92857W209      496     24,005SH     SOLE                 24,005
Wells Fargo & Co.                        Common Stock      949746101     353     13,775SH     SOLE                 13,775
Windstream Corp                          Common Stock     97381W104      250     23,650SH     SOLE                 23,650
Yum! Brands Inc                          Common Stock      988498101     705     18,060SH     SOLE                 18,060
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